CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities of continuing operations:
Net Loss	$ (312,328)	$ (401,765)	$ (437,635)
Adjustments to reconcile net loss to cash used in operating activities:
Stock based compensation and payment for services	121,095	329,319	365,243
Depreciation and amortization	24,654	17,978	7,736
Changes in operating assets and liabilities:
Deposits and advances	(182)		(4,445)
Accounts payable and accrued expenses	7,511	(4,167)	4,304
Related party payables	86,732	(24,354)	(101,433)
Net cash provided by (used in) operating activities	(72,518)	(82,989)	(166,230)
Cash flows from investing activities:
Acquisition of property and equipment	(20,254)	(803)	(6,552)
Net cash provided by (used in) investing activities	(20,254)	(803)	(6,552)
Cash flows from financing activities:
Net proceeds from sale of common stock	150,000	5,000	250,100
Net cash provided by (used in) financing activities	150,000	5,000	250,100
Effect of exchange rates on cash and cash equivalents	(7)	(284)	(37)
Net increase (decrease) in cash and cash equivalents	57,221	(79,076)	77,281
Cash and Cash Equivalents, beginning of period	1,277	80,353	3,072
Cash and Cash equivalents, end of period	58,498	1,277	80,353
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes
Supplemental disclosure of non-cash investing and financing activities:
Acquisition of capital assets in exchange for common stock			130,594
Shares issued in lieu of cash for accounts payable			$ 1,367